EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Oct-19	15-Oct-19	15-Nov-19
To	31-Oct-19	15-Nov-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,226,994,000.00

Required Participation Amount	$1,226,994,000.00
Excess Receivables	$380,818,814.38

Total Collateral	1,607,812,814.38

Collateral as Percent of Notes	160.78%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$4,934,470,768.83
Total Principal Collections	($2,122,269,795.99)
Investment in New Receivables	$2,113,825,096.27
Receivables Added for Additional Accounts	$732,609,063.19
Repurchases	($45,384,983.09)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($752,456,840.60)
Less Servicing Adjustment	($1,296,172.12)

Ending Balance	$4,859,497,136.49

SAP for Next Period	33.09%

Average Receivable Balance	$4,545,038,958.68
Monthly Payment Rate	46.69%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,802,886.63
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,802,886.63

Series Allocation Percentage at Month-End	33.09%
Floating Allocation Percentage at Month-End	86.99%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	1.913500%
Applicable Margin	0.560000%
	2.473500%

	Actual	Per $1000
Interest	2,129,958.33	2.13
Principal	—	—

		2.13
Total Due Investors	2,129,958.33
Servicing Fee	1,022,495.00

Excess Cash Flow	2,259,499.22

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.87%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	64.14%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.